Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Accounts receivable, net
4.	Accounts receivable, net

The accounts receivable, net consists of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Accounts receivables	225,353	259,743
Less: Allowance for credit losses	(1,996)	(11,696)
Accounts receivable, net	223,357	248,047

The movements in the allowance for credit losses were as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Beginning balance	(931)	(1,996)
Addition in allowance for credit losses	(1,065)	(9,700)
Ending balance	(1,996)	(11,696)

The Group’s recognized credit losses were RMB946, RMB1,065 and RMB9,700 for the years ended December 31, 2023, 2024 and 2025, respectively.